Bank Indebtedness - Additional Information (Detail) - CAD ($)			6 Months Ended		12 Months Ended
	Nov. 12, 2021	Jun. 24, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 09, 2021	Nov. 08, 2021	May 17, 2021
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Repayments Of Borrowings			$ 8,224,068	$ 7,009,073	$ 9,781,554	$ 9,011,638	$ 6,787,528
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount								$ 5,000,000		$ 5,000,000
Proceeds from current borrowings		$ 2,500,000
Borrowings, Interest rate basis			prime rate plus 2% per annum		prime rate plus 2% per annum
Borrowings, Adjustment to interest rate basis					2.00%
Line of credit, Covenants terms					The Company was in compliance with these covenants
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member] | Bottom of range [member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount									$ 5,000,000
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member] | Top of range [member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Notional amount								$ 5,000,000	10,000,000
Bank Borrowings [Member] | ATB Financial Revolving Operating Facility [Member] | Amended [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Proceeds from current borrowings	$ 950,000		$ 1,077,338
Line of credit, Increments									$ 1,250,000
Repayments Of Borrowings			$ 863,502